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						    File Number: 002-62436
                                          Filed Pursuant to Rule 497(e) of
						the Securities Act of 1933



                                                                   July 17, 2014


                               PIONEER BOND FUND


SUPPLEMENT TO THE NOVEMBER 1, 2013 PROSPECTUS AND SUMMARY PROSPECTUS,
         AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME


Effective July 1, 2014, Pioneer is making the following changes regarding the fund's expenses.

LOWER MANAGEMENT FEE

The fund's management fee is reduced to 0.40% of the fund's average daily net assets.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are modified as follows:

Class R shares - 1.10%

Class Y shares - 0.58%

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through November 1, 2016.






                                                                   27911-00-0714
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC